UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd.
         Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     May 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $40,985 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CIGNA CORPORATION              COM              125509109      595    12100 SH       SOLE                        0        0    12100
CISCO SYS INC                  COM              17275R102     1250    59063 SH       SOLE                        0        0    59063
EMERSON ELEC CO                COM              291011104      308     5904 SH       SOLE                        0        0     5904
EXPRESS SCRIPTS INC            COM              302182100      489     9041 SH       SOLE                        0        0     9041
FRONTIER COMMUNICATIONS CORP   COM              35906A108       48    11612 SH       SOLE                        0        0    11612
GENERAL ELECTRIC CO            COM              369604103      366    18177 SH       SOLE                        0        0    18177
HERSHEY CO                     COM              427866108      258     4200 SH       SOLE                        0        0     4200
ISHARES TR                     S&P 100 IDX FD   464287101     1953    30503 SH       SOLE                        0        0    30503
ISHARES TR                     S&P 500 INDEX    464287200      445     3163 SH       SOLE                        0        0     3163
ISHARES TR                     MSCI EMERG MKT   464287234      546    12729 SH       SOLE                        0        0    12729
ISHARES TR                     BARCLYS 1-3 YR   464287457      287     3406 SH       SOLE                        0        0     3406
ISHARES TR                     MSCI EAFE INDEX  464287465     2039    37139 SH       SOLE                        0        0    37139
ISHARES TR                     RUSSELL1000VAL   464287598     3763    53787 SH       SOLE                        0        0    53787
ISHARES TR                     RUSSELL1000GRW   464287614     4307    65178 SH       SOLE                        0        0    65178
JPMORGAN CHASE & CO            COM              46625H100      416     9059 SH       SOLE                        0        0     9059
KANSAS CITY SOUTHERN           COM NEW          485170302      287     4000 SH       SOLE                        0        0     4000
MCCORMICK & CO INC             COM NON VTG      579780206      261     4800 SH       SOLE                        0        0     4800
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      913    12976 SH       SOLE                        0        0    12976
PEPSICO INC                    COM              713448108      226     3404 SH       SOLE                        0        0     3404
PFIZER INC                     COM              717081103      548    24184 SH       SOLE                        0        0    24184
POWERSHARES ETF TR II          S&P500 HGH BET   73937B829      505    23075 SH       SOLE                        0        0    23075
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      851    12600 SH       SOLE                        0        0    12600
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5853    41568 SH       SOLE                        0        0    41568
TORTOISE ENERGY INFRSTRCTR C   COM              89147L100      322     7800 SH       SOLE                        0        0     7800
TYSON FOODS INC                CL A             902494103      406    21239 SH       SOLE                        0        0    21239
UNION PAC CORP                 COM              907818108      390     3645 SH       SOLE                        0        0     3645
US BANCORP DEL                 COM NEW          902973304      367    11554 SH       SOLE                        0        0    11554
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     9533   148128 SH       SOLE                        0        0   148128
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3453    47805 SH       SOLE                        0        0    47805